LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,095		$ 1,181
Right of-use assets:	1,290		1,379
Depreciation and impairment charges:	120	$ 113
Other lease related expenses:
Interest expense on lease liabilities	31	29
Expenses of short-term leases	78	68
Expenses of leases of low-value assets	56	49
Expenses related to variable lease payments	69	34
Additions to right-of-use assets	68	132
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	126	111
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	948		1,016
Depreciation and impairment charges:	72	67
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	342		$ 363
Depreciation and impairment charges:	$ 48	$ 46